                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137895


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

      Supplement to the POLARIS PLATINUM II Variable Annuity (B4304PRO.1)
                          Prospectus Dated May 1, 2007

--------------------------------------------------------------------------------

     THE "UNDERLYING FUND EXPENSES" ON PAGE 5 IS REPLACED WITH THE FOLLOWING:

                            UNDERLYING FUND EXPENSES

     THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

     TOTAL ANNUAL UNDERLYING FUND EXPENSE

     (expenses that are deducted from Trust assets, including management fees, 12b-1 fees, if applicable, and other expenses)

--------------------------------------------------------------------------------
Minimum                         Maximum                    Maximum
(Before Any Waivers or          (Before Any Waivers or     (After Any Waivers or
Reimbursements)8                Reimbursements)9           Reimbursements)10
--------------------------------------------------------------------------------
      0.75%                           9.94%                      1.57%
--------------------------------------------------------------------------------



THE FOLLOWING REPLACES FOOTNOTE 9 UNDER "FOOTNOTES TO THE Fee Tables" on page 5:

     9. MTB Investment Advisors, Inc. contractually waives a portion of its investment advisory fee and reimburses certain other expenses of the MTB Managed Allocation Fund - Conservative Growth II, which is the maximum charge represented. The contractual waiver for the MTB Managed Allocation Fund - Conservative Growth II extends through April 30, 2008.

THE MAXIMUM EXPENSE EXAMPLES UNDER "MAXIMUM AND MINIMUM EXPENSE EXAMPLES" ARE REPLACED WITH THE FOLLOWING:

     MAXIMUM EXPENSE EXAMPLES (WITHOUT DEDUCTION OF WAIVERS AND REIMBURSEMENTS)4

     (assuming maximum separate account annual expense of 1.77%, including EstatePlus, the optional MarketLock For Life Plus feature (0.90%), and investment in an Underlying Fund with total expenses of 9.94%)

        (1) If you surrender your contract at the end of the applicable time period:

                1 YEAR               3 YEARS               5 YEARS             10 YEARS
        ===============================================================================
                 $1,918               $3,880                $5,524               $8,731
        ===============================================================================

        (2) If you annuitize your contract at the end of the applicable time period:5

                1 YEAR               3 YEARS               5 YEARS             10 YEARS
        ===============================================================================
                $1,218               $3,380                $5,224               $8,731
        ===============================================================================

        (3) If you do not surrender your contract:

                1 YEAR               3 YEARS               5 YEARS             10 YEARS
        ===============================================================================
                $1,218               $3,380                $5,224               $8,731
        ===============================================================================

     EXPENSE EXAMPLES (ASSUMING WAIVERS AND REIMBURSEMENTS DEDUCTED FOR THE ENTIRE PERIOD)4

     (assuming maximum separate account annual expense of 1.77%, including EstatePlus, the optional MarketLock For Life Plus feature (0.90%), and investment in an Underlying Fund with total expenses of 1.57%)

        (1) If you surrender your contract at the end of the applicable time period:

                1 YEAR               3 YEARS               5 YEARS             10 YEARS
        ===============================================================================
                $1,131               $1,801                $2,483               $4,445
        ===============================================================================

       (2) If you annuitize your contract at the end of the applicable time period:5

                1 YEAR               3 YEARS               5 YEARS             10 YEARS
        ===============================================================================
                $431                $1,301                $2,183               $4,445
        ===============================================================================

        (3) If you do not surrender your contract:

                1 YEAR               3 YEARS               5 YEARS             10 YEARS
        ===============================================================================
                $431                $1,301                $2,183               $4,445
        ===============================================================================


THE FOLLOWING REPLACES FOOTNOTE 4 UNDER "EXPLANATION OF FEE TABLES And Examples" on page 7:

     4. The maximum Underlying Fund expense is attributable to the MTB Managed Allocation Fund - Conservative Growth II managed by MTB Investment Advisors, Inc. ("MTB"). MTB contractually waives a portion of its investment advisory fee and reimburses certain other expenses of the Underlying Fund in order to limit the Underlying Fund expense. The contractual waiver for the MTB Managed Allocation Fund - Conservative Growth II extends through April 30, 2008. When waivers and reimbursements are taken into account the maximum Underlying Fund Expense is 1.57%.




Dated: May 21, 2007

                Please keep this Supplement with your Prospectus

                                   Page 2 of 2